Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands	6 Months Ended
	Jun. 30, 2026 GBP (£) shares Options	Jun. 30, 2025 GBP (£) Options shares	Jul. 31, 2025	Jan. 24, 2025
Related party transactions
Aggregate gain on directors' exercise of share options | £	£ 0	£ 0
Stuart Simpson
Related party transactions
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued			2.00%	2.00%
Number of share options awarded | Options	772,059	694,445
Dmhnal Slattery
Related party transactions
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued				1.40%
Number of share options awarded | Options	490,258	953,950
Forfeited during the period | Options	1,361,922
Clahane Capital SEZC Ltd
Related party transactions
Services received, related party transaction | £	£ 17	£ 0
Amount outstanding | £	£ 4	£ 0
Other independent members of the Board of Directors
Related party transactions
Number of share options and restricted stock units awarded | shares	83,159	36,808